UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ken Roberts Investment Management, Inc.
Address: 601 W. Riverside Ave.
         Ste. 1670
         Spokane, WA  99201

13F File Number:  28-06910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Roberts
Title:     President
Phone:     (509) 624-5591

Signature, Place, and Date of Signing:

     /s/ Kenneth Roberts     Spokane, WA     November 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $204,988 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    11394   230330 SH       Sole                   178020        0    52310
AIR PRODS & CHEMS INC          COM              009158106     5209    67146 SH       Sole                    51906        0    15240
AT&T INC                       COM              00206r102     1546    57220 SH       Sole                    41005        0    16215
AUTOMATIC DATA PROCESSING IN   COM              053015103     1424    36222 SH       Sole                    26928        0     9294
BAXTER INTL INC                COM              071813109     8068   141526 SH       Sole                   109276        0    32250
CHEVRON CORP NEW               COM              166764100     4031    57235 SH       Sole                    43200        0    14035
CISCO SYS INC                  COM              17275r102     5402   229471 SH       Sole                   175421        0    54050
COMCAST CORP NEW               CL A SPL         20030n200     6848   425851 SH       Sole                   328201        0    97650
CONOCOPHILLIPS                 COM              20825c104      454    10052 SH       Sole                     9298        0      754
COSTCO WHSL CORP NEW           COM              22160k105     3258    57790 SH       Sole                    44385        0    13405
CVS CAREMARK CORPORATION       COM              126650100    12576   351866 SH       Sole                   270511        0    81355
ENSCO INTL INC                 COM              26874q100     1674    39356 SH       Sole                    28231        0    11125
EXPRESS SCRIPTS INC            COM              302182100    11097   143045 SH       Sole                   110865        0    32180
EXXON MOBIL CORP               COM              30231g102      353     5152 SH       Sole                     5102        0       50
GENERAL ELECTRIC CO            COM              369604103     8060   490893 SH       Sole                   380756        0   110137
HEWLETT PACKARD CO             COM              428236103    11004   233090 SH       Sole                   178720        0    54370
ISHARES TR INDEX               DJ SEL DIV INX   464287168      270     6550 SH       Sole                     6150        0      400
ISHARES TR INDEX               IBOXX INV CPBD   464287242      485     4550 SH       Sole                     3200        0     1350
KEY TRONICS CORP               COM              493144109      294   125180 SH       Sole                   102380        0    22800
MARATHON OIL CORP              COM              565849106     6426   201437 SH       Sole                   155487        0    45950
MCDONALDS CORP                 COM              580135101    11162   195590 SH       Sole                   150565        0    45025
MEDTRONIC INC                  COM              585055106     4588   124662 SH       Sole                    97037        0    27625
MERCK & CO INC                 COM              589331107      277     8746 SH       Sole                     5571        0     3175
MICROSOFT CORP                 COM              594918104    12324   479175 SH       Sole                   368712        0   110463
ORACLE CORP                    COM              68389x105     7673   368193 SH       Sole                   284893        0    83300
PEPSICO INC                    COM              713448108    10844   184864 SH       Sole                   141514        0    43350
PFIZER INC                     COM              717081103      168    10174 SH       Sole                     8145        0     2029
PLUM CREEK TIMBER CO INC       COM              729251108      589    19222 SH       Sole                    13197        0     6025
SCHLUMBERGER LTD               COM              806857108     6851   114951 SH       Sole                    87996        0    26955
SEMITOOL INC                   COM              816909105      647    76600 SH       Sole                    60000        0    16600
STARBUCKS CORP                 COM              855244109     1674    81051 SH       Sole                    58501        0    22550
STRYKER CORP                   COM              863667101     7124   156809 SH       Sole                   119489        0    37320
TIDEWATER INC                  COM              886423102     6460   137190 SH       Sole                   106355        0    30835
TIME WARNER INC                COM NEW          887317303     5176   179834 SH       Sole                   141547        0    38287
UNION PAC CORP                 COM              907818108     3484    59711 SH       Sole                    45861        0    13850
VALERO ENERGY CORP NEW         COM              91913y100     6648   342833 SH       Sole                   262713        0    80120
VERIZON COMMUNICATIONS INC     COM              92343v104     1264    41743 SH       Sole                    29543        0    12200
WAL MART STORES INC            COM              931142103    10266   209120 SH       Sole                   161795        0    47325
WASHINGTON FED INC             COM              938824109      195    11577 SH       Sole                     9163        0     2414
WEATHERFORD INTERNATIONAL LT   REG              h27013103     7239   349181 SH       Sole                   270856        0    78325
WESTERN ASST MNG MUN FD INC    COM              95766m105      462    37008 SH       Sole                    35000        0     2008